SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __

Post-Effective Amendment No. 54	(File No. 2-63552)	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY (ACT OF 1940)

Amendment No. 55	(File No. 811-2901)	☑
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
50606 Ameriprise Financial Center
Minneapolis, MN 55474
Scott R. Plummer
5228 Ameriprise Financial Center
Minneapolis, MN 55474
(612) 671-1947
Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☑	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
EX-101 INSTANCE DOCUMENT
EX-101 SCHEMA DOCUMENT
EX-101 CALCULATION LINKBASE DOCUMENT
EX-101 LABELS LINKBASE DOCUMENT
EX-101 PRESENTATION LINKBASE DOCUMENT
EX-101 DEFINITION LINKBASE DOCUMENT

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant, RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC., certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Minneapolis, and the State of Minnesota and the City of Boston, and State of Massachusetts on the 20th day of April  , 2011.
RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.

By	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President
Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 20th day of April, 2011.

Signature		Capacity

/s/	J. Kevin Connaughton	President
	J. Kevin Connaughton	(Principal Executive Officer)

/s/	Michael G. Clarke	Chief Financial Officer
	Michael G. Clarke	(Principal Financial Officer)

/s/	Paul D. Pearson	Chief Accounting Officer
	Paul D. Pearson	(Principal Accounting Officer)

/s/	Stephen R. Lewis, Jr.*	Chair of the Board

Stephen R. Lewis, Jr.

/s/	Kathleen A. Blatz*	Director

Kathleen A. Blatz

/s/	Pamela G. Carlton*	Director

Pamela G. Carlton

/s/	Patricia M. Flynn*	Director

Patricia M. Flynn

/s/	Anne P. Jones*	Director
Anne P. Jones

/s/	John F. Maher*	Director
John F. Maher

/s/	Catherine James Paglia*	Director
Catherine James Paglia

/s/	Leroy C. Richie*	Director

Leroy C. Richie

/s/	Alison Taunton-Rigby*	Director

Alison Taunton-Rigby

/s/	William F. Truscott*	Director

William F. Truscott

*	Signed pursuant to Directors/Trustees Power of Attorney, dated April 6, 2010, filed electronically on or about March 29, 2011 as Exhibit (q) to Registrant’s Post-Effective Amendment No. 51 to Registration Statement No. 2-63552, by:

/s/	Scott R. Plummer

Scott R. Plummer

Exhibit Index

Exhibit 101	Risk/Return summary in interactive data format.